Exploration and Evaluation Assets (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure Of Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021
Exploration and evaluation assets – at cost	$2,212,013	$2,218,238	$2,347,046
The capitalized exploration and evaluation assets carried forward above have been determined as follows:
Balance at the beginning of the period	$2,218,238	$2,347,046	$2,055,318
Expenditure incurred during the period	40,560	75,927	88,754
Exchange differences	(46,785)	(204,735)	202,974
Balance at the end of the period	$2,212,013	$2,218,238	$2,347,046